INVESTMENT SECURITIES (Tables)	12 Months Ended
Dec. 31, 2011
Investment Securities Details [Abstract]
Investment Securities Available For Sale Tables [Text Block]

	2010
	As restated1
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	9,581,861	-	(2,925,797)	6,656,064
Debt securities issued by other governments and public sector entities	3,671,148	92,991	(3,433)	3,760,706
Corporate debt securities issued by companies incorporated in Greece	1,093,095	3	(254,310)	838,788
Corporate debt securities issued by companies incorporated outside Greece	1,414,465	66,649	(58,822)	1,422,292
Equity securities issued by companies incorporated in Greece	145,444	1,535	(483)	146,496
Equity securities issued by companies incorporated outside Greece	145,022	4,394	(2,918)	146,498
Foreign treasury bills	220,121	2	(1,803)	218,320
Mutual Fund units	510,566	6,296	(17,516)	499,346
Total available-for-sale securities	16,781,722	171,870	(3,265,082)	13,688,510
1 See Note 43 for more information
	2011
Available-for-sale securities		Gross	Gross
	Amortized	Unrealized	Unrealized	Fair
	Cost	Gains	(Losses)	Value
	(EUR in thousands)
Greek government bonds	3,730,682	-	(33,304)	3,697,378
Debt securities issued by other governments and public sector entities	3,154,367	7,840	(108,456)	3,053,751
Corporate debt securities issued by companies incorporated in Greece	701,889	685	(242,048)	460,526
Corporate debt securities issued by companies incorporated outside Greece	715,904	32,653	(93,675)	654,882
Equity securities issued by companies incorporated in Greece	56,968	817	(165)	57,620
Equity securities issued by companies incorporated outside Greece	42,107	6,121	(3,273)	44,955
Foreign treasury bills	181,130	53	(733)	180,450
Mutual Fund units	452,200	2,254	(32,292)	422,162
Total available-for-sale securities	9,035,247	50,423	(513,946)	8,571,724

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2010. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	2010
	As restated1
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities
Greek government bonds	2,359,733	(688,778)	3,944,167	(2,237,019)	6,303,900	(2,925,797)
Debt securities issued by other governments and public sector entities	149,404	(2,966)	46,623	(467)	196,027	(3,433)
Corporate debt securities issued by companies incorporated in Greece	203,619	(12,047)	632,081	(242,263)	835,700	(254,310)
Corporate debt securities issued by companies incorporated outside Greece	112,656	(4,294)	417,257	(54,528)	529,913	(58,822)
Equity securities issued by companies incorporated in Greece	1,334	(453)	127	(30)	1,461	(483)
Equity securities issued by companies incorporated outside Greece	14,829	(2,040)	2,024	(878)	16,853	(2,918)
Foreign treasury bills	54,026	(1,803)	-	-	54,026	(1,803)
Mutual Fund units	248,259	(4,209)	131,327	(13,307)	379,586	(17,516)
Total available-for-sale securities	3,143,860	(716,590)	5,173,606	(2,548,492)	8,317,466	(3,265,082)
1 See Note 43 for more information

The following table presents the fair value and the associated unrealized losses of available-for-sale securities in an unrealized loss position as at December 31, 2011. The table also discloses whether these securities have had unrealized losses for periods less than 12 months or for 12 months or longer.

	December 31, 2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrealized	Fair	Unrealized	Fair	Unrealized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Available-for-sale securities in unrealized loss position
Greek government bonds	1,327,674	(33,304)	-	-	1,327,674	(33,304)
Debt securities issued by other governments and public sector entities	2,403,878	(91,797)	60,037	(16,659)	2,463,915	(108,456)
Corporate debt securities issued by companies incorporated in Greece	17,900	(9,467)	335,976	(232,581)	353,876	(242,048)
Corporate debt securities issued by companies incorporated outside Greece	137,609	(16,698)	216,391	(76,977)	354,000	(93,675)
Equity securities issued by companies incorporated in Greece	506	(165)	-	-	506	(165)
Equity securities issued by companies incorporated outside Greece	3,274	(3,063)	1,121	(210)	4,395	(3,273)
Foreign treasury bills	29,322	(733)	-	-	29,322	(733)
Mutual Fund units	231,391	(23,362)	74,011	(8,930)	305,402	(32,292)
Total available-for-sale securities	4,151,554	(178,589)	687,536	(335,357)	4,839,090	(513,946)

The scheduled maturities of available-for-sale securities at December 31, 2010 and 2011 were as follows:
	2010		2011
	As restated1
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	1,110,912	1,096,958	541,384	520,431
Due from one to five years	6,121,884	5,633,279	4,524,571	4,293,808
Due from five to ten years	4,672,859	3,627,756	2,085,817	1,947,161
Due after ten years	4,075,035	2,538,177	1,332,200	1,285,587
Total debt securities	15,980,690	12,896,170	8,483,972	8,046,987
Other non debt securities	801,032	792,340	551,275	524,737
Total	16,781,722	13,688,510	9,035,247	8,571,724
1 See Note 43 for more information

Held-to-maturity securities

The amortized cost of held-to-maturity securities and their approximate fair values at December 31, comprised:
	2010
	As restated
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	3,473,774	-	(983,862)	2,489,912
Debt securities issued by other governments and public sector entities	105,671	8,263	(2,161)	111,773
Corporate debt securities issued by companies incorporated outside Greece	5,000	-	-	5,000
Foreign Treasury bills	13,840	-	-	13,840
Total held-to-maturity securities	3,598,285	8,263	(986,023)	2,620,525

	2011
		Gross	Gross
	Amortized	Unrecognized	Unrecognized	Fair
	Cost	Gains	(Losses)	Value
Held-to-maturity securities	(EUR in thousands)
Greek government bonds	845,015	-	(40,589)	804,426
Debt securities issued by other governments and public sector entities	107,206	8,258	(6,570)	108,894
Foreign Treasury bills	49,981	-	-	49,981
Total held-to-maturity securities	1,002,202	8,258	(47,159)	963,301

	2010
	As restated
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	1,291,452	(278,360)	1,198,461	(705,502)	2,489,913	(983,862)
Debt securities issued by other governments and public sector entities	-	-	19,194	(2,161)	19,194	(2,161)
Total held to maturity investments	1,291,452	(278,360)	1,217,655	(707,663)	2,509,107	(986,023)

	2011
	Less than 12 months		12 months or longer		Total
	Fair	Unrecognized	Fair	Unrecognized	Fair	Unrecognized
	Value	Losses	Value	Losses	Value	Losses
	(EUR in thousands)
Held to maturity investments
Greek government bonds	-	-	15,432	(40,589)	15,432	(40,589)
Debt securities issued by other governments and public sector entities	5,326	(2,973)	17,239	(3,597)	22,565	(6,570)
Total	5,326	(2,973)	32,671	(44,186)	37,997	(47,159)

The scheduled maturities of held-to-maturity securities at December 31, 2010 and 2011 were as follows:
	2010		2011
	As restated
	Amortized	Fair	Amortized	Fair
	Cost	Value	Cost	Value
	(EUR in thousands)		(EUR in thousands)
Due in one year or less	186,284	182,659	148,409	148,481
Due from one to five years	1,319,602	1,084,346	376,198	332,636
Due from five to ten years	1,946,552	1,228,937	389,799	386,202
Due after ten years	145,847	124,583	87,796	95,982
Total	3,598,285	2,620,525	1,002,202	963,301

Investment Securities Net Gains Losses Tables [Text Block]

The following table presents the net gains / (losses) on available-for-sale and held-to-maturity securities for 2009, 2010 and 2011.
	2009	2010	2011
	As restated	As restated
	(EUR in thousands)
Gross realized gains on sales of available for sale securities
Greek government bonds	222,052	3,138	83,573
Debt securities issued by other governments and public sector entities	125,462	177,592	21,607
Corporate debt securities	19,041	4,666	13,108
Equity securities	12,924	4,388	1,716
Mutual Fund units	18,670	8,226	11,832
Total gross realized gains on sales of available for sale securities	398,149	198,010	131,836
Gross realized losses on sales of available for sale securities
Greek government bonds	(16,153)	(68,507)	(142,205)
Debt securities issued by other governments and public sector entities	(3,439)	(12,387)	(7,410)
Corporate debt securities	(20,512)	(2,143)	(316)
Equity securities	(7,738)	-	(1,284)
Mutual Fund units	(378)	(14)	(87)
Total gross realized losses on sales of available for sale securities	(48,220)	(83,051)	(151,302)
Net realized gains / (losses) on sales of available for sale securities	349,929	114,959	(19,466)

Other-Than-Temporary-Impairment
OTTI of Greek government bonds due to Private Sector Involvement	-	-	(8,770,914)
Corporate debt securities	(151,474)	-	(142,973)
Equity securities	(187,142)	(85,198)	(223,366)
Mutual Fund units	(19,712)	(4,299)	(36,460)
Total Other-Than-Temporary-Impairment	(358,328)	(89,497)	(9,173,713)
Net gains / (losses) on available for sale and held to maturity securities	(8,399)	25,462	(9,193,179)

Investment Securities Scheduled Impact Of Psi For Eligible Greek Government Bonds Tables [Text Block]

Impact of PSI for eligible Greek government bonds, December 31, 2011
	Nominal amount	Carrying amount before impairment	Fair value	Impact on earnings due to OTTI	Impact on equity due to OTTI	Amount reclassified from AOCI
	(EUR in thousands)
Available for sale(1)	8,929,319	2,369,692	2,369,692	(6,304,467)	-	(6,304,467)
Held to Maturity	3,050,551	3,136,285	788,965	(2,466,447)	(2,347,320)	(119,127)
Total	11,979,870	5,505,977	3,158,657	(8,770,914)	(2,347,320)	(6,423,594)

(1) The impact on earnings due to OTTI for available for sale securities includes a gain of EUR 135.7 million relating to foreign currency translation differences on eligible Greek government bonds denominated in foreign currencies.